share-based compensation - TELUS International (Cda) Inc. restricted share units (Details)	12 Months Ended
	Dec. 31, 2024 EquityInstruments $ / shares	Dec. 31, 2023 EquityInstruments $ / shares
TELUS International (Cda) Inc. restricted share units | Subset one, variable pay out depending on financial performance and shareholder return share-based compensation
Total customer connection payout weight (as a percent)	50.00%
Relative total shareholder return payout weight (as a percent)	50.00%
TELUS International (Cda) Inc. restricted share units | Maximum | Subset one, variable pay out depending on financial performance and shareholder return share-based compensation
Variable payout (as a percent)	200.00%
TELUS International (Cda) Inc. restricted share units | Maximum | Subset two, variable pay out depending on financial performance and shareholder return share-based compensation
Variable payout (as a percent)	0.00%
TELUS International (Cda) Inc. restricted share units | Minimum | Subset one, variable pay out depending on financial performance and shareholder return share-based compensation
Variable payout (as a percent)	0.00%
TELUS International (Cda) Inc. restricted share units | Minimum | Subset two, variable pay out depending on financial performance and shareholder return share-based compensation
Variable payout (as a percent)	300.00%
TELUS International (Cda) Inc. Restricted Share Units US Dollar Denominated
Number of restricted share units - Non-vested
Outstanding, beginning of period - Non-vested	2,615,746	1,605,821
Granted - Initial award	19,933,019	1,567,809
Vested	(1,187,336)	(423,501)
Forfeited	(1,180,493)	(134,383)
Outstanding, end of period - Non-vested	20,180,936	2,615,746
Number of restricted share units - Vested
Outstanding, beginning of period - Vested		0
Granted - Initial award	(528,234)	770,043
Vested	1,187,336	423,501
Settled in equity	(1,715,570)	(1,193,544)
Outstanding, end of period - Vested	0
Weighted average grant-date fair value
Outstanding, beginning of period, non-vested | $ / shares	$ 21.36	$ 27.1
Granted - Initial award | $ / shares	5.3	15.34
Vested | $ / shares	16.85	26.49
Settled in equity | $ / shares	12.72	17.01
Forfeited | $ / shares	12.51	(23.8)
Outstanding, end of period, non-vested | $ / shares	$ 6.33	$ 21.36
Restricted share units with total customer connections performance condition share-based compensation
Total customer connection payout weight (as a percent)	25.00%
Restricted share units with total customer connections performance condition | Maximum
share-based compensation
Variable payout (as a percent)	200.00%
Restricted share units with total customer connections performance condition | Minimum
share-based compensation
Variable payout (as a percent)	0.00%